TAXES (Details - Provision for taxes) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Income before tax	$ (4,433,972)	$ 256,293
Statutory Canadian tax rate	26.50%	26.50%
Income tax based on statutory tax rate	$ (1,175,003)	$ 67,918
Difference on tax rates		(14,084)
Change in estimate	(2,124)	(1,325)
Change in valuation allowance	359,554	158,915
Non-deductible expenses	586,636	98,693
Income tax (recovery) expense	$ (861,864)	$ 312,767